Consolidated balance sheets (Parenthetical) - € / shares	Jun. 30, 2026	Dec. 31, 2025
Consolidated balance sheets
Nominal value per share	€ 1	€ 1
Shares authorized	357,905,974	382,754,793
Shares issued	268,564,630	293,413,449
Shares outstanding	266,109,685	279,288,885